Stockholders' Equity and Stock-Based Compensation (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Option Price per Share
Outstanding, minimum	$ 34.20	$ 37.05	$ 42.45	$ 42.00
Outstanding, maximum	245.85	16.39	245.85	$ 245.85
Granted, minimum		37.05	57.09
Granted, maximum	34.20	62.55	99.60
Exercised, minimum		45.00	42.00
Exercised, maximum		45.00	87.15
Cancelled/forfeited, minimum	37.05	45.00	45.00
Cancelled/forfeited, maximum	$ 231.45	$ 231.45	$ 231.45
Outstanding
Beginning balance	599,069	550,567	528,556
Granted	53,328	115,760	119,220
Exercised	0	(1,900)	(47,171)
Cancelled/forfeited, Outstanding	(91,600)	(65,358)	(50,038)
Ending balance	560,797	599,069	550,567	528,556
Vested
Vested, beginning balance	358,390	305,698	306,082
Vested	79,779	92,750	70,360
Exercised	0	(1,900)	(47,171)
Cancelled/forfeited, Vested	(53,864)	(38,158)	(23,573)
Vested, ending balance	384,305	358,390	305,698	306,082
Available for Grant
Beginning balance	183,468	334,762	195,928
Granted	53,328	115,760	119,220
Increase in shares authorized			248,666
Plan Expiration		(4,452)	(5,283)
Cancelled/forfeited	12,358	14,453	46,821
Restricted stock granted out of option plans	(45,652)	(48,503)	(47,663)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	157	2,968	15,513
Ending balance	97,003	183,468	334,762	195,928